Interest expense and other financial income and expense (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other financial income and expense [abstract]
Interest income	$ 568	$ 627	$ 377
Other financial income	92	21	19
Monetary loss from hyperinflation accounting	(231)	(194)	(137)
Financial expense	(31)	(18)	(33)
Currency result, net	(258)	(214)	(184)
Total other financial income and expense	140	$ 222	$ 42
Realized gain on commodities	$ 78